Mineral Interests (Details) - CAD ($) $ / shares in Units, $ in Thousands		1 Months Ended									12 Months Ended
	Dec. 12, 2001	Aug. 29, 2019	Dec. 31, 2017	Jun. 21, 2016	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2009	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2019
KSM [Member]
Mineral Interests (Details) [Line Items]
Acquiree, description	the Company purchased a 100% interest in contiguous claim blocks in the Skeena Mining Division, British Columbia. The vendor maintains a 1% net smelter royalty interest on the project, subject to maximum aggregate royalty payments of $4.5 million. The Company is obligated to purchase the net smelter royalty interest for the price of $4.5 million in the event that a positive feasibility study demonstrates a 10% or higher internal rate of return after tax and financing costs.
Acquired claims, percentage								4.50%
Number of shares issued								100,000			50,000
Price per share								$ 17.30			$ 18.63
Fair value of shares								$ 1,700			$ 900
Agreement, description						the Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.	the Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.
Courageous Lake [Member]
Mineral Interests (Details) [Line Items]
Acquiree, description									the Company purchased a 100% interest in the Courageous Lake gold project from Newmont Canada Limited and Total Resources (Canada) Limited for US$2.5 million. The Courageous Lake gold project consists of mining leases located in Northwest Territories of Canada.
Snowstorm [Member]
Mineral Interests (Details) [Line Items]
Acquiree, description		the Company purchased certain mining claims and lease agreement (the "Goldstorm Project") in northern Nevada from Mountain View Gold Corp. in exchange for 25,000 common shares of the Company. On the acquisition date, the Company issued the common shares at a fair value of $21.11 per common share for a total fair value of $0.5 million.
Purchased of interest, percentage			100.00%
Acquisition date, description			the Company purchased 100% of the common shares of Snowstorm Exploration LLC ("Snowstorm") which owns the Snowstorm Project, located in northern Nevada. On the acquisition date, the Company issued 700,000 common shares, with a fair value of $14.39 per share and 500,000 common share purchase warrants with a fair value of $6.55 per common share purchase warrant for a combined fair value of $13.3 million. The common share purchase warrants are exercisable for four years from the date of acquisition, at $15.65 per share. In addition, the Company has agreed to make a conditional cash payment of US$2.5 million if exploration activities at the Snowstorm Project result in defining a minimum of five million ounces of gold resources compliant with National Instrument 43-101 and a further cash payment of US$5.0 million on the delineation of an additional five million ounces of gold resources.
Grassy Mountain [Member]
Mineral Interests (Details) [Line Items]
Purchased of interest, percentage					100.00%
Net book value					$ 771,000
Non-controlling interest, percentage					10.00%
Cash payment					$ 10,000
Red Mountain [Member]
Mineral Interests (Details) [Line Items]
Acquiree, description										IDM exercised its option to acquire the Red Mountain Project and the Company derecognized approximately $1.0 million of accrued reclamation liabilities. The Company released a reclamation deposit of $1.0 million into cash and pursuant to purchase agreements, made a third-party payment of $0.3 million. The derecognition of the reclamation liability net with the third-party payment resulted in a $0.8 million gain on the consolidated statements of operations and comprehensive loss.
Agreement, description										Upon commencing commercial production IDM must pay the Company an additional $1.5 million and either an additional $4 million or sell to the Company up to 50,000 ounces of gold at a pre-determined price.
Purchased of interest, percentage										100.00%
Cash reclamation deposit										$ 1,000
Quartz Mountain [Member]
Mineral Interests (Details) [Line Items]
Acquiree, description										the Company purchased a 100% interest in mineral claims in Lake County, Oregon. The vendor retained a 1% net smelter royalty interest on unpatented claims acquired and a 0.5% net smelter royalty interest was granted to an unrelated party as a finder's fee.
Agreement, description							an agreement between the Company and Orsa Ventures Corp. ("Orsa") the Company granted Orsa the exclusive option to earn a 100% interest in the Quartz Mountain gold property and all of Seabridge's undivided 50% beneficial joint venture interest in an adjacent peripheral property. The agreement stipulated that Orsa would pay the Company $0.5 million on or before the fifth day following regulatory approval of the option agreement and make staged payments of $5 million in cash or common shares of Orsa, at the discretion of the Company. In 2013, Alamos Gold Inc. ("Alamos") acquired Orsa and its option to acquire Quartz Mountain and the Company received the next staged payment of $2 million from Alamos.
SnipGold Corp [Member] | Iskut [Member]
Mineral Interests (Details) [Line Items]
Purchased of interest, percentage				100.00%
Alamos [Member] | Quartz Mountain [Member]
Mineral Interests (Details) [Line Items]
Agreement, description							Upon the completion of a feasibility study, Alamos must pay the Company $3 million and either an additional $15 million or provide a 2% net smelter return royalty on production at Quartz Mountain, at the option of the Company.